SCHEDULE OF OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued expenses	$ 751	$ 989
Grants in advance	151	141
Escrow payables		773
Others	279	258
Other payables and accrued expenses	$ 1,181	$ 2,161